Revenues from Contract with Customers	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Revenues from contract with customers

6. Revenues from contract with customers

Disaggregated revenue information

The table below shows the disaggregation of the Group’s revenue from contracts with external customers:

	For the year ended December 31, 2021
(EUR thousand)	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
Type of goods or service
Revenues from high-value solutions	207,815	—	207,815
Revenues from other containment and delivery solutions	486,223	—	486,223
Revenues from engineering	—	149,882	149,882
Total revenue from contracts with customers	694,038	149,882	843,920

Geographical markets
EMEA	415,489	77,985	493,474
APAC	79,463	38,284	117,747
North America	175,231	31,730	206,961
South America	23,855	1,883	25,738
Total revenue from contracts with customers	694,038	149,882	843,920

Timing of revenue recognition
Goods and services transferred at a point in time	667,717	35,477	703,194
Goods and services transferred over time	26,321	114,405	140,726
Total revenue from contracts with customers	694,038	149,882	843,920

	For the year ended December 31, 2020
(EUR thousand)	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
Type of goods or service
Revenues from high-value solutions	146,332	—	146,332
Revenues from other containment and delivery solutions	418,599	—	418,599
Revenues from engineering	—	97,106	97,106
Total revenue from contracts with customers	564,931	97,106	662,037

Geographical markets
EMEA	338,564	59,575	398,139
APAC	54,433	12,702	67,135
North America	151,418	23,501	174,919
South America	20,516	1,328	21,844
Total revenue from contracts with customers	564,931	97,106	662,037

Timing of revenue recognition
Goods and services transferred at a point in time	553,789	38,417	592,207
Goods and services transferred over time	11,142	58,689	69,830
Total revenue from contracts with customers	564,931	97,106	662,037

	For the year ended December 31, 2019
(EUR thousand)	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
Type of goods or service
Revenues from high-value solutions	90,700	—	90,700
Revenues from other containment and delivery solutions	364,341	—	364,341
Revenues from engineering	—	81,498	81,498
Total revenue from contracts with customers	455,041	81,498	536,539

Geographical markets
EMEA	270,339	52,485	322,824
APAC	41,129	14,393	55,522
North America	119,054	13,381	132,435
South America	24,519	1,239	25,758
Total revenue from contracts with customers	455,041	81,498	536,539

Timing of revenue recognition
Goods and services transferred at a point in time	455,041	33,684	488,725
Goods and services transferred over time	—	47,814	47,814
Total revenue from contracts with customers	455,041	81,498	536,539

The Group revenues are divided into two main segments:

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Biopharmaceutical and Diagnostic Solutions: this segment includes all the products and services developed and provided for containment and delivery of pharmaceutical drugs and diagnostic reagents. This segment is further divided into two sub-categories:
o
High-value solutions: wholly owned, internally developed products, processes and services for which the Group hold intellectual property rights or have strong proprietary know-how and are characterized by particular complexity or high performance;
o
Other containment and delivery solutions.
-
Engineering: this segment includes all the equipment and technologies developed and provided to support the end-to-end pharmaceutical and diagnostic manufacturing processes.

Consolidated revenues at current exchange rates increase by EUR 181,883 thousand, or 27.5%, to EUR 843,920 thousand for the year ended December 31, 2021, compared to EUR 662,037 thousand for the year ended December 31, 2020, which in turn increase by EUR 125,498 thousand, or 23.4%, compared to EUR 536,539 thousand for the year ended December 31, 2019. Currency movements in USD had a negative impact in 2021. Excluding this effect, consolidated revenues at constant currency exchange rates increase by 28.2% for the year ended December 31, 2021.

With reference to Biopharmaceutical and Diagnostic Solutions segment, revenues in high-value solutions increase by EUR 55,632 thousand, or 61.3% to EUR 146,332 thousand for the year ended December 31, 2020, compared to EUR 90,700 thousand for the year ended December 31, 2019; revenues on high-value solutions further increase by EUR 61,483 thousand or 42.0% to EUR 207,815 thousand for the year ended December 31, 2021. Revenues in other containment and delivery solutions increase by EUR 54,258 thousand, or 14.9%, from EUR 364,341 thousand for the year ended December 31, 2019 to EUR 418,599 thousand for the year ended December 31, 2020 and by further EUR 67,624 thousand, or 16.2%, to EUR 486,223 thousand for the year ended December 31, 2021.

Engineering segment revenues from contracts with external customers increase by EUR 15,608 thousand, or 19.1%, to EUR 97,106 thousand for the year ended December 31, 2020 compared to EUR 81,498 thousand for the year ended December 31, 2019; revenues further increase by EUR 52,776 thousand, or 54.3%, to EUR 149,882 thousand for the year ended December 31, 2021.

For the year ended December 31, 2021, revenues show an increase in all the geographic markets with the higher growth in the APAC market (+75.4%). Revenues increase by 18.3% in North America, by 17.8 % in South America and by 23.9% in EMEA, the Group traditional market.

For the year ended December 31, 2021, revenues related to goods and services transferred over time increase by EUR 15,179 thousand, or 136.2%, in the In-Vitro Diagnostic business. Revenues recognized over time increase also in the Engineering segment by EUR 55,716 thousand, or 94.9%, mainly due to the increasing progress on orders where enforceable right is ensured by contractual conditions.

Contract balances

The following table provides information on contractual asset from contracts with customer:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Trade Receivables	165,259	127,818
Contract Assets	62,133	39,430
Contract Liabilities	(18,771)	(5,031)
Advances From Customers	(23,616)	(48,361)
Total	185,005	113,856

The contract assets mainly relate to the Group’s right to consideration for productions from construction contract not yet invoiced as of the balance sheet date. The amount recognized as contract assets are reclassified to trade receivable as soon as the Groups has an unconditional right to consideration.

Revenue recognized in the current reporting period relates to carried-forward contract liabilities amount to EUR 11,736 thousand in 2021 (respectively EUR 19,765 thousand in 2020 and EUR 17,218 thousand in 2019). As of December 31, 2021, the aggregate amount of the transaction price allocated to the remaining performance obligation is EUR 74,996 thousand (EUR 56,417 thousand as of December 31, 2020) and the Group will recognize this revenue as projects are completed, which is expected to occur over the next 12–18 months.